REVENUE DISAGGREGATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,742,000	$ 1,290,000	$ 5,026,000	$ 3,751,000	$ 4,912,000	$ 4,201,000
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,723,000	1,278,000	4,970,000	3,720,000	4,865,000	4,185,000
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	19,000	12,000	56,000	31,000	47,000	16,000
Power supply units [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,504,000	1,238,000	3,990,000	3,468,000	4,501,000	3,854,000
EV chargers [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	238,000	52,000	1,036,000	283,000	411,000	347,000
North America [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,694,000	1,228,000	4,815,000	3,565,000	4,839,000	3,771,000
Other [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 48,000	$ 62,000	$ 211,000	$ 186,000	24,000	401,000
Europe [Member]
Disaggregation of Revenue [Line Items]
Total Revenue					$ 49,000	$ 29,000